Income Taxes	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 — Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2015	2014	2013
Current	$94,128	$73,938	$50,553
Deferred	(26,887)	(6,510)	12,485

	$67,241	$67,428	$63,038

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

During fiscal years 2014 and 2013, the Company recognized $4,179 and $14,671, respectively, of deferred income tax expense as a result of enacted changes in tax laws or rates. During fiscal 2015, the Company recognized immaterial deferred income tax expense as a result of enacted changes in tax laws or rates.

Deferred income taxes are comprised of the following components:

	As of September 30,
	2015	2014
Deferred tax assets:
Deferred revenue	$69,680	$49,624
Employee compensation and benefits	75,401	72,832
Intangible assets, computer software and intellectual property	14,937	11,481
Tax credits, net capital and operating loss carryforwards	114,709	163,913
Other	68,300	47,301

Total deferred tax assets	343,027	345,151
Valuation allowances	(112,165)	(128,207)

Total deferred tax assets, net	230,862	216,944

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(58,774)	(56,868)
Intangible assets, computer software and intellectual property	(118,650)	(113,920)
Other	(19,886)	(24,262)

Total deferred tax liabilities	(197,310)	(195,050)

Net deferred tax assets	$33,552	$21,894

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2015	2014	2013
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	13	14	13

Effective income tax rate	13%	14%	13%

(1)	In fiscal 2015, foreign taxes included a net benefit of $7,594 due to settlements of tax audits in certain jurisdictions that resulted in a reduction to the Company’s provision for gross unrecognized tax benefits, partially offset by an increase to the Company’s taxes payable. Foreign taxes in fiscal 2015 also included a decrease of $17,232 that was attributable to the expiration of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions, which was partially offset by a provision for a new uncertain tax position of $6,000 recognized during fiscal 2015. In addition, foreign taxes in fiscal 2015 included a net benefit of $22,895 resulting from the release of valuation allowances on deferred tax assets at several of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income. In fiscal 2014, foreign taxes included a benefit of $18,709 attributable to the expiration during fiscal 2014 of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions, as well as a benefit of $14,557 as a result of a tax position settled during fiscal 2014. In fiscal 2013, foreign taxes included a benefit of $29,786 attributable to the expiration during fiscal 2013 of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions.

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

During fiscal 2015, the net decrease in valuation allowances was $16,042, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2015, the Company had tax credits, net capital and operating loss carryforwards of $451,247, of which $98,912 have expiration dates through 2035, and the remainder do not expire.

During fiscal 2014, the net increase in valuation allowances was $1,005, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2014, the Company had tax credits, net capital and operating loss carryforwards of $541,666, of which $133,345 have expiration dates through 2034, and the remainder do not expire.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2015	2014	2013
Balance at beginning of fiscal year	$123,942	$130,371	$133,874
Additions based on tax positions related to the current year	22,314	22,821	19,527
Additions for tax positions of prior years	11,125	4,016	10,750
Reductions for tax positions of prior years	—	—	—
Settlements with tax authorities	(13,443)	(14,557)	(3,994)
Lapse of statute of limitations	(17,232)	(18,709)	(29,786)

Balance at end of fiscal year	$126,706	$123,942	$130,371

The total amount of unrecognized tax benefits, which includes interest and penalties, was $126,706 as of September 30, 2015, and $123,942 as of September 30, 2014, all of which would affect the effective tax rate if realized.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2015, the Company had accrued $22,219 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $1,364 was recognized in the statements of income in fiscal 2015. As of September 30, 2014, the Company had accrued $20,855 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $1,729 was recognized in the statements of income in fiscal 2014.

The Company is currently under audit in several jurisdictions for the tax years 2007 and onwards. Timing of the resolution of audits is highly uncertain and therefore, as of September 30, 2015, the Company cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

It is reasonably possible that the amount of unrecognized tax benefits may decrease by $3,660 during fiscal 2016 as a result of lapse of statutes of limitations in jurisdictions in which the Company operates.